Warner Norcross & Judd LLP
Attorneys at Law
900 Fifth Third Center
111 Lyon Street, N.W.
Grand Rapids, Michigan 49503-2487

Telephone (616) 752-2000
Fax (616) 752-2500

November 12, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

EDGAR TRANSMISSION

Re:	United Bancorp, Inc. Commission File No. 000-16640 Revised Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

        Transmitted with this letter for filing is a copy of the revised Preliminary Proxy Statement on Schedule 14A of United Bancorp, Inc. ("United Bancorp") in connection with its special meeting of shareholders.

        This filing is transmitted electronically through the EDGAR System and is subject to Regulation S-T. Pursuant to Rule 309, only one copy of this electronically formatted document is transmitted. This firm has on file a manually signed counterpart of each signed document that appears in electronic format in the filing. We hereby undertake, on behalf of United Bancorp, to retain such signed documents for a period of five years and to furnish any such signed document to the Commission or its staff upon request.

        If the Commission has any comments or will require any further information, please call me at (616) 752-2176.

Very truly yours, /s/ G. Charles Goode G. Charles Goode